NONCONTROLLING INTEREST (Details) (USD $)	12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cinema Popular	Dec. 31, 2011 Cinema Popular	Dec. 31, 2010 Cinema Popular	Dec. 31, 2012 Alpha Speed Limited and Bona Starlight	Jul. 01, 2011 Alpha Speed Limited and Bona Starlight	Dec. 31, 2010 Baichuan	Dec. 31, 2012 Workshop (BVI&HK)	Dec. 31, 2011 Workshop (BVI&HK)	Dec. 31, 2010 Workshop (BVI&HK)	Dec. 31, 2012 Xi'an Huitong	Dec. 31, 2011 Xi'an Huitong	Dec. 31, 2010 Xi'an Huitong	Oct. 18, 2010 Xi'an Huitong	Dec. 31, 2012 Shanghai Cinema	Dec. 31, 2011 Shanghai Cinema	Dec. 31, 2010 Shanghai Cinema	Dec. 31, 2012 Mango Cinema	Dec. 31, 2011 Mango Cinema	Dec. 31, 2012 Tianjin Nonken	Apr. 20, 2012 Tianjin Nonken
Changes in noncontrolling interest
Balance at the beginning of the period	$ 3,445,626	$ 2,102,410	$ 597,061	$ (323,544)	$ (317,500)	$ (243,708)			$ 886,153	$ 643,805	$ 136,604	$ (45,384)	$ 285,488	$ 360,860			$ 1,950,978	$ 1,922,446		$ 888,899
Acquisition of equity interest		1,155,121	2,071,408				0		(805,555)										2,071,408		1,155,121
Acquisition of equity interest			(805,555)
Capital injection	774,030		364,421												364,421							774,030
Foreign currency translation adjustment	1,948	47,800	6,761	(20,272)	(614)	1,014				1,411	1,459	(480)	3,290	15,355	6,703		888	(792)	(476)	9,777	32,392	6,854
Net income (loss)	(284,500)	140,295	(131,686)	(8,300)	(5,430)	(74,806)			(80,598)	(4,203)	505,742	182,468	56,379	(90,727)	(10,264)		105,157	29,324	(148,486)	193,005	(298,614)	(626,538)
Balance at the end of the period	$ 3,937,104	$ 3,445,626	$ 2,102,410	$ (352,116)	$ (323,544)	$ (317,500)				$ 641,013	$ 643,805	$ 136,604	$ 345,157	$ 285,488	$ 360,860		$ 2,057,023	$ 1,950,978	$ 1,922,446	$ 1,091,681	$ 888,899	$ 154,346
Percentage of equity interest acquired								100.00%											10.00%
Percentage of legal ownership																51.00%							51.00%
Percentage of equity interest owned by third-party shareholder																49.00%							49.00%